Summary of Significant Accounting Policies (Details) - Schedule of Cost Method Investments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total cost method investments	$ 917,002	$ 932,552
Zhongcang Warehouse Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total cost method investments	493,435	501,802
Beijing Jiu Yu Ling Jing Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Total cost method investments	$ 423,567	$ 430,750